Commitments and Contingencies (Details)	1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Mar. 31, 2014 USD ($) sqft	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Commitments and Contingencies (Textual)
Area of leased building (sq. ft)			10,000
Rent expenses plus sales tax (per month)			$ 14,260
Term of lease			5 years 6 months
Lease expiration date			Jul. 31, 2017
Approximate preliminary assessed trade tax	94,000	75,000
Rent expense			$ 50,178	$ 48,553	$ 182,197	$ 190,023